(2) Basis of Presentation	9 Months Ended
Sep. 30, 2020
Unaudited Pro-forma
(2) Basis of Presentation

(2) Basis of Presentation

The Company has accounted for the Exchange using the acquisition method of accounting, in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 805 “Business Combinations”. Inasmuch as the assets acquired consisted solely of cash and ACT has no material liabilities, it was not necessary to use estimates or assumptions in order to assign fair value to the assets and liabilities of ACT acquired by virtue of the Exchange.

The accompanying unaudited pro forma combined financial information was prepared in accordance with Article 11 of SEC Regulation S-X. The unaudited pro forma combined balance sheets as of September 30, 2020, were prepared using the historical balance sheets of the Company and ACT as at September 30, 2020, and give effect to the Exchange as if it occurred on September 30, 2020. The unaudited pro forma combined statements of operations for the three and nine months ended September 30, 2020, give effect to the Exchange as if it occurred on January 1, 2020, and were prepared using:

•the historical audited financial statements of ACT for the period ended October 9, 2020; and

•the historical unaudited consolidated financial statements of ACTX for the three and nine months ended September 30, 2020.